OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES, NET
Schedule of Other receivables

Other receivables, net consisted of the following:

	June 30,	December 31,	December 31,
Third Party	2019	2019	2019
Current Portion	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	¥1,013,971	¥594,404	$85,305
Deposits for projects	1,400,892	1,521,387	218,339
VAT recoverable	3,803,556	2,686,525	385,552
Others	1,348,913	1,405,516	201,710
	7,567,332	6,207,832	890,906
Less: Long term portion (B)	(440,015)	(23,922)	(3,433)
Allowance for doubtful accounts	(1,461,724)	(1,399,099)	(200,789)
Other receivable - current portion	¥5,665,593	¥4,784,811	$686,684

Net recovery of provision for doubtful accounts of other receivables was ¥330,280 and ¥62,625 ($8,988) for the six months ended December 31, 2018 and 2019, respectively.

(A)

Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥901,930	¥1,461,724	$209,777
Charge to (reversal of) expense	259,766	(62,625)	(8,988)
Add: reversal of bad debt allowance	300,028	—	—
Ending balance	¥1,461,724	¥1,399,099	$200,789